Shareholder Report, Holdings (Details) - C000259935	Jun. 30, 2025
FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
FR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	5.30%
FR_67077M959
Holdings [Line Items]
Percent of Net Asset Value	4.70%
FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
FR_614469005
Holdings [Line Items]
Percent of Net Asset Value	4.00%
FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.20%
FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
FR_008474959
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fertilizers & Agricultural Chemicals
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Agricultural Products
Holdings [Line Items]
Percent of Net Asset Value	10.60%
US Oil Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Packaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Ous Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Paper & Forest Products
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.50%